Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2031
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 449,707,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,850.22
Offering Note